Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities:
Net profit (loss)	$ 3,855	$ (17,985)
Adjustments to reconcile net loss to cash used in operating activities
Depreciation	1,720	1,795
Provision for doubtful accounts	263	591
Reserve for excess and obsolete inventory	151	37
Change in fair value of warrant liabilities	(1,808)	175
Change in fair value of contingent earnout liability	(63,407)	0
Stock-based compensation expense	18,930	2,569
Transaction costs expensed	1,996	0
Changes in operating assets and liabilities
Accounts receivable	(10,439)	967
Inventory	(3,975)	(808)
Prepaid expenses	(2,425)	(333)
Other current assets	862	840
Other assets	(191)	49
Accounts payable and accrued expenses	7,277	852
Other current liabilities	10	(366)
Deferred rent	550	100
Deferred revenue	929	5,058
Net cash used in operating activities	(45,702)	(6,459)
Investing Activities:
Purchases of property and equipment	(3,788)	(640)
Proceeds from sale and disposal of fixed assets	0	118
Net cash used in investing activities	(3,788)	(522)
Financing Activities:
(Repayments) proceeds of debt obligations	(5,022)	5,022
Proceeds from Merger	132,926	0
Proceeds from PIPE investment	210,000	0
Repurchase of common stock	(45,000)	(826)
Payment of transaction costs for the Merger	(16,043)	0
Proceeds from exercise of Series D warrants	550	700
Proceeds from the exercise of common stock options	1,967	1,131
Taxes paid related to net share settlement of equity awards	0	(98)
Principal repayments of capital lease obligations	0	(1)
Net cash provided by financing activities	279,378	5,928
Net change in cash and cash equivalents	229,888	(1,053)
Cash and cash equivalents
Beginning of year	58,715	59,768
End of period	288,603	58,715
Supplemental disclosure of cash flow information
Cash paid for income taxes	0	84
Supplemental disclosure of Non cash financing and investing activities
Purchase of property and equipment in accounts payable and accrued expenses	532	0
Recognition of contingent earnout liability related to earnout shares	123,129	0
Recognition of one public warrant acquired as part of the Merger in additional paid in capital	9,729	0
Recognition of private placement warrant liability upon Merger	5,702	0
Exercise of common stock warrants, net of shares withheld for exercise	1,793	0
Conversion of convertible preferred stock into common stock upon reverse recapitalization	$ 138,047	$ 0